T. ROWE PRICE Target 2025 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 52.1%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  88,092 2,929 7,218 18,130,906 86,122
New Income Fund  65,437 2,194 5,972 7,992,650 64,821
International Bond Fund (USD
Hedged)  22,627 1,806 2,053 2,708,339 23,021
Emerging Markets Bond Fund  15,583 410 1,339 1,640,566 15,307
Dynamic Global Bond Fund  15,240 1,219 1,336 1,959,683 15,090
High Yield Fund  14,383 410 1,138 2,365,054 14,119
U.S. Treasury Long-Term Index
Fund  13,975 297 1,635 1,823,723 14,079
Dynamic Credit Fund  5,213 464 465 593,384 5,257
Floating Rate Fund  5,608 173 1,185 497,121 4,618
Total Bond Mutual Funds (Cost $256,570) 242,434
EQUITY MUTUAL FUNDS 45.3%
T. Rowe Price Funds:
Value Fund  32,631 332 2,382 635,752 31,533
Growth Stock Fund  30,346 305 2,948 265,838 28,096
U.S. Large-Cap Core Fund  21,314 220 1,642 471,928 20,562
Hedged Equity Fund  19,626 205 1,551 1,542,160 19,246
Equity Index 500 Fund  16,624 2,020 2,409 114,353 17,020
Overseas Stock Fund  15,966 163 1,074 1,106,482 15,424
International Value Equity Fund  15,454 156 963 809,335 15,037
Real Assets Fund  14,203 253 1,054 910,357 13,928
International Stock Fund  13,881 144 966 647,266 13,729
Mid-Cap Growth Fund  7,777 79 571 68,852 7,556
Mid-Cap Value Fund  7,202 72 515 193,217 6,966
Emerging Markets Discovery Stock
Fund  5,508 59 435 372,529 5,361
Emerging Markets Stock Fund  4,698 53 360 130,718 4,578
Small-Cap Value Fund  4,557 43 384 78,183 4,490
Small-Cap Stock Fund  4,327 39 337 66,531 4,225
New Horizons Fund (2) 3,341 35 226 56,576 3,314
Total Equity Mutual Funds (Cost $143,653) 211,065
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  45 2,250 2,248 471 47
Total Other Mutual Funds (Cost $47) 47

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds  2.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 11,723 5,593 5,098 12,218,148 12,218
Total Short-Term Investments (Cost $12,218) 12,218
Total Investments in Securities 100.0%
(Cost $412,488) $ 465,764
Other Assets Less Liabilities (0.0)% (217)
Net Assets 100.0% $ 465,547
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (6) $ 45 $ 98
Dynamic Global Bond Fund  (126) (33) 219
Emerging Markets Bond Fund  (235) 653 251
Emerging Markets Discovery Stock Fund  (33) 229 —
Emerging Markets Stock Fund  (1) 187 —
Equity Index 500 Fund  427 785 56
Floating Rate Fund  (30) 22 120
Growth Stock Fund  1,672 393 —
Hedged Equity Fund  269 966 —
High Yield Fund  (104) 464 261
International Bond Fund (USD Hedged)  (238) 641 219
International Stock Fund  191 670 —
International Value Equity Fund  274 390 —
Limited Duration Inflation Focused Bond Fund  (469) 2,319 146
Mid-Cap Growth Fund  79 271 —
Mid-Cap Value Fund  133 207 —
New Horizons Fund  19 164 —
New Income Fund  (951) 3,162 811
Overseas Stock Fund  304 369 —
Real Assets Fund  11 526 —
Small-Cap Stock Fund  83 196 —
Small-Cap Value Fund  64 274 —
Transition Fund  (8) — —
U.S. Large-Cap Core Fund  432 670 —
U.S. Treasury Long-Term Index Fund  (556) 1,442 142
Value Fund  723 952 —
U.S. Treasury Money Fund, 5.36% — — 160
Totals $ 1,924# $ 15,964 $ 2,483+

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,483 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2025 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F186-054Q1 08/24